Accounts payable, accruals and other payables - summary of maturity analysis of LTRA payable discounted to present value (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable Accruals And other Payable [Line Items]
Current LTRA Payable	$ 101,200	$ 78,125
Less than one year (current)
Accounts Payable Accruals And other Payable [Line Items]
Current LTRA Payable	84,333	47,275
One to three years
Accounts Payable Accruals And other Payable [Line Items]
Current LTRA Payable	$ 16,867	$ 30,850